Note 12 - Share-based Payments (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Statement Line Items [Line Items]
Increase (decrease) through share-based payment transactions, equity	$ 484		$ 216
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	$ 484	$ (0)	(0)
Restricted stock units (RSUs) [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments	3
Performance share units (PSUs) [member]
Statement Line Items [Line Items]
Liabilities from share-based payment transactions	$ 2,217	3,027
Total expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets	853	692	634
Value of other equity instruments exercised or vested in share-based payment arrangement	2,272
Proceeds from issuing other equity instruments	1,028	$ 420
Value of other equity instruments exercised or vested in share-based payment arrangement, share capital	1,244		216
Increase (decrease) through share-based payment transactions, equity	$ 804
Performance share units (PSUs) [member] | Bottom of range [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments	1
Performance probability	93.00%	93.00%
Performance multiplier	93.00%	93.00%
Performance share units (PSUs) [member] | Top of range [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments	3
Performance probability	100.00%	100.00%
Performance multiplier	100.00%	100.00%
Equity-settled performance units (EPUs) [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments	3
Performance probability	100.00%
Minimum holding period of other equity instruments (Year)	1 year
Performance multiplier	100.00%
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	$ 417	$ 0	0
Share option programs [member]
Statement Line Items [Line Items]
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	$ 67	$ 0	$ 0
Option life, share options granted	10
Share-based compensation arrangement, percentage of outstanding stock maximum	10.00%
Number of share options outstanding in share-based payment arrangement at end of period	20,000